Retirement Benefit Plans - Summary of Actuarial Valuation of Plans (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Pension Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Funding surplus (deficit)	CAD 286	CAD 236
Net accrued retirement benefit asset (liability)	242	178
Defined Benefit Pension Plans [member] | Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	2,106	2,112
Current service cost	48	46
Past service costs arising from plan improvements	10	7
Benefits paid	(153)	(151)
Interest income expense	79	79
Obligation experience adjustments	27	(8)
Effect from change in financial assumptions	119	33
Effect from change in demographic assumptions		(6)
Changes in foreign exchange rates	(12)	(6)
Balance at end of year	2,224	2,106
Defined Benefit Pension Plans [member] | Fair value of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	2,342	2,312
Benefits paid	(153)	(151)
Interest income expense	88	87
Return on plan assets, excluding amounts included in interest income	212	63
Contributions by the employer	31	36
Changes in foreign exchange rates	(10)	(5)
Balance at end of year	2,510	2,342
Defined Benefit Pension Plans [member] | Less effect of the asset ceiling [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	58	36
Interest on asset ceiling	3	1
Change in asset ceiling	(17)	21
Balance at end of year	44	58
Defined Benefit Pension Plans [member] | Represented by [Member]
Disclosure of net defined benefit liability (asset) [line items]
Pension assets (Note 13)	339	283
Accrued retirement benefit liability	(97)	(105)
Net accrued retirement benefit asset (liability)	242	178
Non-Pension Post-Retirement Benefit [member]
Disclosure of net defined benefit liability (asset) [line items]
Funding surplus (deficit)	(455)	(538)
Net accrued retirement benefit asset (liability)	(455)	(538)
Non-Pension Post-Retirement Benefit [member] | Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	538	518
Current service cost	24	21
Past service costs arising from plan improvements		1
Benefits paid	(23)	(19)
Interest income expense	22	21
Obligation experience adjustments	(22)	2
Effect from change in financial assumptions	25	8
Effect from change in demographic assumptions	(104)	(13)
Changes in foreign exchange rates	(5)	(1)
Balance at end of year	455	538
Non-Pension Post-Retirement Benefit [member] | Fair value of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	(23)	(19)
Contributions by the employer	23	19
Non-Pension Post-Retirement Benefit [member] | Represented by [Member]
Disclosure of net defined benefit liability (asset) [line items]
Accrued retirement benefit liability	(455)	(538)
Net accrued retirement benefit asset (liability)	CAD (455)	CAD (538)